Inventories	12 Months Ended
Jun. 30, 2026
Inventories [Abstract]
Inventories
8.	Inventories

	2026	2025	2024
	AUD$	AUD$	AUD$
CURRENT
Raw materials	-	5,392,688	5,678,351
Finished Goods	-	310,336	466,787
Consumables	-	194,627	57,022
Total inventories	-	5,897,651	6,202,160

Write downs of inventories to net realisable value during the years ended June 30, 2026, 2025, and 2024 were $ NIL.

As of June 30, 2026, all agricultural inventories amounting to AUD$5,953,840 were reclassified to assets held for sale within discontinued operations (refer to Note 4).